Intangible assets, net - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 13.6	$ 12.2	$ 27.1	$ 23.3	$ 49.0	$ 33.1	$ 12.3
Software Developments [Member]
Indefinite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	12.3	10.3	24.4	19.4	42.0	24.9	8.9
Intangible Assets Arising from Insurance Contracts Acquired in Business Combination [Member]
Indefinite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 1.3	$ 1.9	$ 2.7	$ 3.9	$ 7.0	$ 8.3	$ 3.4